SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other intangible assets
Weighted-average useful life of other amortizable assets	14 years	14 years
Total amortization expense related to other intangible assets	$ 237	$ 62	$ 41
Future estimated amortization expense related to amortizable other identifiable intangible assets
2013	240
2014	224
2015	223
2016	217
2017	$ 214
Customer relationships
Other intangible assets
Weighted-average useful life of other amortizable assets	15 years
Trademarks
Other intangible assets
Weighted-average useful life of other amortizable assets	16 years
Patents
Other intangible assets
Weighted-average useful life of other amortizable assets	14 years
Other technology
Other intangible assets
Weighted-average useful life of other amortizable assets	8 years